Fair value measurements (Fair Value of Other Financial Instruments) (Detail) - USD ($) $ in Thousands		Mar. 31, 2017	Mar. 21, 2017		Dec. 31, 2016		Dec. 31, 2015
Fair Value of Other Financial Instruments
Long-term debt			$ 268,125
New Revolver
Fair Value of Other Financial Instruments
New Credit Facility		$ 120,000	120,000
New Term Loan
Fair Value of Other Financial Instruments
New Credit Facility		149,255	$ 149,250	[1]
Significant Other Observable Inputs (Level 2) | Carrying Value | New Revolver
Fair Value of Other Financial Instruments
New Credit Facility	[2]	120,000
Significant Other Observable Inputs (Level 2) | Carrying Value | New Term Loan
Fair Value of Other Financial Instruments
New Credit Facility	[2]	150,000
Significant Other Observable Inputs (Level 2) | Estimated Fair Value | New Revolver
Fair Value of Other Financial Instruments
New Credit Facility		120,000
Significant Other Observable Inputs (Level 2) | Estimated Fair Value | New Term Loan
Fair Value of Other Financial Instruments
New Credit Facility		150,000
Significant Other Observable Inputs (Level 2) | Secured Debt | Carrying Value
Fair Value of Other Financial Instruments
Other secured debt	[2]	9,665
Significant Other Observable Inputs (Level 2) | Secured Debt | Estimated Fair Value
Fair Value of Other Financial Instruments
Other secured debt		$ 9,665
Predecessor
Fair Value of Other Financial Instruments
Existing Credit Facility					$ 444,440		$ 367,000
Predecessor | Significant Other Observable Inputs (Level 2) | Carrying Value
Fair Value of Other Financial Instruments
Existing Credit Facility							367,000
Long-term debt					1,217,984		1,587,690
Predecessor | Significant Other Observable Inputs (Level 2) | Estimated Fair Value
Fair Value of Other Financial Instruments
Existing Credit Facility							367,000
Long-term debt					1,093,598		672,165
Predecessor | Significant Other Observable Inputs (Level 2) | 9.875% Senior Notes due 2020 | Carrying Value
Fair Value of Other Financial Instruments
Senior Notes					298,000	[2]	293,815
Predecessor | Significant Other Observable Inputs (Level 2) | 9.875% Senior Notes due 2020 | Estimated Fair Value
Fair Value of Other Financial Instruments
Senior Notes					268,200		75,750
Predecessor | Significant Other Observable Inputs (Level 2) | 8.25% Senior Notes due 2021 | Carrying Value
Fair Value of Other Financial Instruments
Senior Notes					384,045	[2]	384,045
Predecessor | Significant Other Observable Inputs (Level 2) | 8.25% Senior Notes due 2021 | Estimated Fair Value
Fair Value of Other Financial Instruments
Senior Notes					344,680		96,956
Predecessor | Significant Other Observable Inputs (Level 2) | 7.625% Senior Notes due 2022 | Carrying Value
Fair Value of Other Financial Instruments
Senior Notes					525,910	[2]	530,849
Predecessor | Significant Other Observable Inputs (Level 2) | 7.625% Senior Notes due 2022 | Estimated Fair Value
Fair Value of Other Financial Instruments
Senior Notes					470,689		120,478
Predecessor | Significant Other Observable Inputs (Level 2) | Secured Debt | Carrying Value
Fair Value of Other Financial Instruments
Other secured debt					10,029	[2]	11,981
Predecessor | Significant Other Observable Inputs (Level 2) | Secured Debt | Estimated Fair Value
Fair Value of Other Financial Instruments
Other secured debt					$ 10,029		$ 11,981

[1]	Upfront fees of 0.5% were paid to the lenders under the New Credit Facility. The amount paid in connection with the New Term Loan is reflected as a discount on the loan and will be amortized under the effective interest method. The amount paid in connection with the New Revolver will be reflected as a reduction to the liability whenever outstanding borrowings exceed the remaining unamortized issuance costs, otherwise such amount will be reflected as an asset. The issuance cost related to the New Revolver will be amortized ratably over the life of the facility.
[2]	The carrying value excludes deductions for debt issuance costs and discounts.